Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 6.2%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.8%
Simpar Finance SARL, 10.75%, 2/12/28(1)	BRL	53,195	$ 7,374,453
			$ 7,374,453
Colombia — 0.4%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(2)	COP	18,064,979	$ 3,855,724
			$ 3,855,724
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(2)	KZT	4,727,000	$ 8,766,251
			$ 8,766,251
Paraguay — 0.1%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	7,212,000	$ 1,001,675
			$ 1,001,675
Peru — 1.2%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,882,903
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	4,211,544
			$ 11,094,447
Supranational — 0.8%
European Bank for Reconstruction & Development:
17.20%, 4/9/26(1)	USD	4,100	$ 4,043,055
17.35%, 3/1/27(1)	USD	1,500	1,453,283
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	2,087,161
			$ 7,583,499
Uzbekistan — 1.5%
Ipoteka-Bank ATIB, 20.50%, 4/25/27(1)	UZS	22,460,000	$ 1,759,118
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27(1)	UZS	155,110,000	12,352,604
			$ 14,111,722
Venezuela — 0.5%
Petroleos de Venezuela SA:
5.375%, 4/12/27(1)(3)	USD	5,138	$ 637,406
5.50%, 4/12/37(1)(3)	USD	1,922	237,392
6.00%, 5/16/24(1)(3)	USD	6,423	786,767
6.00%, 11/15/26(1)(3)	USD	17,118	2,096,928
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
9.00%, 11/17/21(1)(3)	USD	1,563	$ 199,282
9.75%, 5/17/35(1)(3)	USD	2,179	288,744
12.75%, 2/17/22(1)(3)	USD	875	120,215
			$ 4,366,734
Total Foreign Corporate Bonds (identified cost $67,860,083)			$ 58,154,505

Loan Participation Notes — 2.1%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.1%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(4)(5)	UZS	79,702,295	$ 6,180,599
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(1)(4)(5)	UZS	168,226,770	13,058,172
Total Loan Participation Notes (identified cost $20,971,287)			$ 19,238,771

Sovereign Government Bonds — 65.7%
Security	Principal Amount (000's omitted)		Value
Albania — 2.2%
Albanian Government Bonds:
3.90%, 1/22/30	ALL	71,200	$ 753,335
4.30%, 7/10/27	ALL	383,300	4,094,790
4.70%, 2/23/27	ALL	91,000	974,798
4.95%, 7/22/29	ALL	683,800	7,564,510
5.25%, 1/26/29	ALL	567,800	6,310,628
6.13%, 7/25/34	ALL	38,700	434,862
			$ 20,132,923
Armenia — 1.6%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	212,760	$ 535,651
9.60%, 10/29/33	AMD	4,272,858	10,571,704
9.75%, 10/29/50	AMD	792,413	1,942,741

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
9.75%, 10/29/52	AMD	862,400	$ 2,107,411
			$ 15,157,507
Benin — 1.3%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	1,552	$ 1,484,446
6.875%, 1/19/52(1)	EUR	5,555	4,991,702
7.96%, 2/13/38(1)	USD	5,665	5,377,133
			$ 11,853,281
Bosnia and Herzegovina — 0.1%
Republic of Srpska Treasury Bonds:
1.50%, 5/31/25	BAM	1,112	$ 584,330
1.50%, 6/9/25	BAM	53	28,032
1.50%, 12/24/25	BAM	58	30,496
1.50%, 9/25/26	BAM	72	37,792
1.50%, 9/26/27	BAM	33	16,917
			$ 697,567
Brazil — 0.4%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 3,556,560
			$ 3,556,560
Cameroon — 0.1%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(1)	EUR	1,422	$ 1,208,883
			$ 1,208,883
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	56,140	$ 2,405,642
			$ 2,405,642
Dominican Republic — 4.0%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	134,580	$ 2,095,774
8.00%, 2/12/27(1)	DOP	568,540	8,841,574
11.25%, 9/15/35(2)	DOP	140,600	2,463,555
12.00%, 8/8/25(2)	DOP	410,810	6,712,767
12.75%, 9/23/29(2)	DOP	377,800	6,808,115
13.00%, 6/10/34(1)	DOP	35,400	677,574
13.625%, 2/3/33(2)	DOP	77,800	1,510,467
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	562,808
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes: (continued)
13.00%, 12/5/25(2)	DOP	383,340	$ 6,296,852
13.00%, 1/30/26(2)	DOP	105,090	1,737,894
			$ 37,707,380
Ecuador — 0.5%
Ecuador Government International Bonds, 6.90%, 7/31/30(1)	USD	6,077	$ 4,704,953
			$ 4,704,953
Egypt — 4.4%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	1,981,514	$ 40,809,727
			$ 40,809,727
Ethiopia — 1.2%
Ethiopia International Bonds:
6.625%, 12/11/24(1)(3)	USD	13,254	$ 10,570,065
6.625%, 12/11/24(2)(3)	USD	781	643,029
			$ 11,213,094
Ghana — 0.1%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	5,899	$ 268,472
13.00%, 8/28/28	GHS	5,899	240,790
Republic of Ghana Government Bonds:
8.80%, (5.00% cash and 3.80% PIK), 2/12/30	GHS	3,445	120,515
8.95%, (5.00% cash and 3.95% PIK), 2/11/31	GHS	4,370	141,401
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	8,269	252,352
9.25%, (5.00% cash and 4.25% PIK), 2/8/33	GHS	5,899	169,018
9.55%, (5.00% cash and 4.55% PIK), 2/6/35	GHS	1,378	37,370
9.70%, (5.00% cash and 4.70% PIK), 2/5/36	GHS	7,277	194,620
			$ 1,424,538
Hungary — 0.3%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,227,010	$ 1,969,835
4.00%, 4/28/51	HUF	524,540	871,652
			$ 2,841,487
Indonesia — 6.3%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	82,882,000	$ 4,998,649
6.875%, 7/15/54	IDR	21,000,000	1,248,276
7.125%, 6/15/38	IDR	90,794,000	5,571,521

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.125%, 6/15/42	IDR	78,761,000	$ 4,827,904
7.125%, 6/15/43	IDR	230,845,000	14,200,366
7.375%, 5/15/48	IDR	16,622,000	1,031,105
7.50%, 5/15/38	IDR	199,443,000	12,629,759
7.50%, 4/15/40	IDR	39,256,000	2,482,496
8.25%, 5/15/36	IDR	164,817,000	11,029,089
9.50%, 5/15/41	IDR	5,702,000	428,007
			$ 58,447,172
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 6.625%, 3/22/48(1)	EUR	2,184	$ 1,842,566
			$ 1,842,566
Kazakhstan — 0.5%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	652,905	$ 1,023,884
5.50%, 9/20/28	KZT	34,685	54,915
10.55%, 7/28/29	KZT	1,782,069	3,185,548
14.00%, 5/12/31	KZT	76,306	159,079
14.00%, 5/19/32	KZT	52,027	108,670
			$ 4,532,096
Lebanon — 0.3%
Lebanon Government International Bonds:
5.80%, 4/14/20(1)(3)	USD	553	$ 89,551
6.00%, 1/27/49(1)(3)	USD	221	35,940
6.10%, 10/4/22(1)(3)	USD	6,521	1,056,907
6.15%, 6/19/20(1)(3)	USD	3,515	568,376
6.20%, 2/26/25(1)(3)	USD	138	22,289
6.25%, 6/12/25(1)(3)	USD	553	89,365
6.375%, 3/9/20(1)(3)	USD	553	89,586
6.40%, 5/26/49(1)(3)	USD	1,106	179,725
6.65%, 2/26/30(1)(3)	USD	149	24,064
6.75%, 11/29/27(1)(3)	USD	157	25,414
6.85%, 3/23/27(1)(3)	USD	155	24,897
7.00%, 3/23/32(1)(3)	USD	401	64,937
7.25%, 3/23/37(1)(3)	USD	517	83,150
8.25%, 4/12/21(1)(3)	USD	3,316	534,693
			$ 2,888,894
Security	Principal Amount (000's omitted)		Value
Malaysia — 0.4%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 3,806,264
			$ 3,806,264
Mexico — 3.3%
Mexican Bonos:
7.75%, 11/13/42	MXN	284,000	$ 10,766,695
8.00%, 7/31/53	MXN	71,353	2,676,717
8.50%, 11/18/38	MXN	410,469	17,352,510
			$ 30,795,922
Montenegro — 0.4%
Montenegro Government International Bonds:
2.875%, 12/16/27(1)	EUR	780	$ 779,194
7.25%, 3/12/31(1)	USD	2,882	2,966,994
7.25%, 3/12/31(2)	USD	458	471,511
			$ 4,217,699
Paraguay — 1.5%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	89,933,000	$ 11,575,910
7.90%, 2/9/31(1)	PYG	16,326,000	2,101,435
			$ 13,677,345
Peru — 4.0%
Peru Government Bonds:
5.40%, 8/12/34	PEN	64,915	$ 15,892,954
6.85%, 2/12/42	PEN	8,424	2,232,434
6.90%, 8/12/37	PEN	41,756	11,173,341
7.60%, 8/12/39(1)(2)	PEN	30,047	8,439,555
			$ 37,738,284
Poland — 2.5%
Republic of Poland Government Bonds, 2.00%, 8/25/36(6)(7)	PLN	109,738	$ 23,680,162
			$ 23,680,162
Romania — 5.0%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 13,045,295
3.25%, 6/24/26	RON	57,650	11,443,229
4.15%, 1/26/28	RON	21,190	4,040,571
4.25%, 4/28/36	RON	48,380	7,586,129
4.85%, 4/22/26	RON	32,030	6,517,953
5.80%, 7/26/27	RON	16,020	3,221,962

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government Bonds: (continued)
8.75%, 10/30/28	RON	6,025	$ 1,312,412
			$ 47,167,551
Serbia — 3.9%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,483,430	$ 12,918,819
7.00%, 10/26/31	RSD	2,358,780	23,666,165
			$ 36,584,984
Seychelles — 0.0%(8)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	197	$ 197,326
			$ 197,326
South Africa — 13.2%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	652,258	$ 33,479,324
8.25%, 3/31/32	ZAR	181,004	8,962,282
8.50%, 1/31/37	ZAR	447,038	20,251,720
8.75%, 1/31/44	ZAR	295,407	12,719,609
8.75%, 2/28/48	ZAR	15,294	652,428
8.875%, 2/28/35	ZAR	712,032	34,583,001
9.00%, 1/31/40	ZAR	283,080	12,829,324
			$123,477,688
Sri Lanka — 0.6%
Sri Lanka Government Bonds:
11.00%, 10/15/28	LKR	1,420,000	$ 4,862,126
11.00%, 10/15/30	LKR	165,000	551,690
			$ 5,413,816
Suriname — 0.6%
Suriname Government International Bonds:
0.00%, Oil-Linked, 12/31/50(2)	USD	2,093	$ 2,154,743
0.00%, Oil-Linked, 12/31/50(1)	USD	2,466	2,538,747
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)	USD	426	407,834
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)	USD	311	297,519
			$ 5,398,843
Thailand — 1.3%
Thailand Government Bonds, 3.30%, 6/17/38	THB	383,618	$ 12,449,143
			$ 12,449,143
Security	Principal Amount (000's omitted)		Value
Tunisia — 0.5%
Tunisian Republic:
4.30%, 8/2/30	JPY	10,000	$ 52,162
6.375%, 7/15/26(1)	EUR	4,703	4,756,921
			$ 4,809,083
Turkey — 2.7%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 4,338,483
17.80%, 7/13/33	TRY	10,000	210,139
26.20%, 10/5/33	TRY	231,932	6,675,292
27.70%, 9/27/34	TRY	71,824	2,188,018
30.00%, 9/12/29	TRY	20,000	581,522
31.08%, 11/8/28	TRY	10,000	295,373
48.265% (TLREF), 6/16/27(9)	TRY	220,070	6,345,118
48.832% (TLREF), 9/6/28(9)	TRY	103,416	2,947,097
50.215% (TLREF), 5/17/28(9)	TRY	51,508	1,474,320
			$ 25,055,362
Ukraine — 1.1%
Ukraine Government International Bonds, 0.00%, GDP-Linked, 8/1/41(1)(10)	USD	11,777	$ 9,909,168
			$ 9,909,168
Uruguay — 0.1%
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	13,533	$ 315,292
3.875%, 7/2/40(6)	UYU	8,704	211,559
			$ 526,851
Uzbekistan — 0.4%
National Bank of Uzbekistan, 19.875%, 7/5/27(1)	UZS	50,140,000	$ 3,910,226
			$ 3,910,226
Venezuela — 0.4%
Venezuela Government International Bonds:
6.00%, 12/9/20(1)(3)	USD	638	$ 90,620
7.00%, 3/31/38(1)(3)	USD	1,314	205,960
7.65%, 4/21/25(1)(3)	USD	1,959	314,032
7.75%, 10/13/19(1)(3)	USD	1,419	208,744
8.25%, 10/13/24(1)(3)	USD	3,808	642,516
9.00%, 5/7/23(1)(3)	USD	1,000	166,469
9.25%, 9/15/27(3)	USD	5,238	1,016,224
9.25%, 5/7/28(1)(3)	USD	4,306	744,712
9.375%, 1/13/34(3)	USD	349	67,740

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
11.75%, 10/21/26(1)(3)	USD	904	$ 179,633
11.95%, 8/5/31(1)(3)	USD	669	123,117
12.75%, 8/23/22(1)(3)	USD	475	89,138
			$ 3,848,905
Total Sovereign Government Bonds (identified cost $659,298,537)			$614,088,892

Short-Term Investments — 19.5%
Affiliated Fund — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(11)	56,299,241	$ 56,299,241
Total Affiliated Fund (identified cost $56,299,241)		$ 56,299,241

Sovereign Government Securities — 11.8%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.2%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/25	BRL	124,000	$ 20,138,148
			$ 20,138,148
Egypt — 4.6%
Egypt Treasury Bills:
0.00%, 3/25/25	EGP	1,070,425	$ 20,625,449
0.00%, 4/1/25	EGP	1,173,800	22,505,224
			$ 43,130,673
Nigeria — 5.0%
Nigeria OMO Bills:
0.00%, 2/25/25	NGN	1,936,064	$ 1,286,959
0.00%, 4/1/25	NGN	4,725,111	3,059,915
0.00%, 5/20/25	NGN	10,590,532	6,633,578
0.00%, 5/27/25	NGN	8,752,153	5,455,248
0.00%, 6/10/25	NGN	673,840	415,777
0.00%, 6/17/25	NGN	2,892,504	1,776,682
0.00%, 8/19/25	NGN	2,341,994	1,378,117
0.00%, 9/30/25	NGN	7,284,376	4,171,715
Security	Principal Amount (000's omitted)		Value
Nigeria (continued)
Nigeria OMO Bills: (continued)
0.00%, 10/7/25	NGN	6,267,755	$ 3,573,568
0.00%, 11/25/25	NGN	1,524,514	835,816
0.00%, 12/2/25	NGN	2,140,387	1,178,498
0.00%, 12/9/25	NGN	6,264,689	3,463,783
0.00%, 1/13/26	NGN	260,493	139,035
0.00%, 1/27/26	NGN	267,696	141,301
Nigeria Treasury Bills:
0.00%, 2/6/25	NGN	2,368,683	1,596,639
0.00%, 3/6/25	NGN	3,270,700	2,160,182
0.00%, 3/27/25	NGN	4,741,382	3,084,757
0.00%, 4/10/25	NGN	6,699,483	4,315,747
0.00%, 11/20/25	NGN	3,628,344	2,045,095
			$ 46,712,412
Total Sovereign Government Securities (identified cost $109,526,615)			$109,981,233

U.S. Treasury Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/6/25(12)	$2,000	$ 1,999,299
0.00%, 2/20/25(12)	6,500	6,486,974
0.00%, 3/27/25(12)	8,000	7,951,197
Total U.S. Treasury Obligations (identified cost $16,433,052)		$ 16,437,470
Total Short-Term Investments (identified cost $182,258,908)		$182,717,944

Total Purchased Options — 0.1% (identified cost $1,799,013)	$ 1,122,415
Total Investments — 93.6% (identified cost $932,187,828)	$875,322,527
Total Written Options — (0.0)%(8) (premiums received $393,462)	$ (325,286)
Other Assets, Less Liabilities — 6.4%	$ 59,768,604
Net Assets — 100.0%	$934,765,845

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $141,379,319 or 15.1% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $66,055,751 or 7.1% of the Portfolio's net assets.
(3)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Amount is less than 0.05% or (0.05)%, as applicable.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(10)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.50	1/20/26	$ 116,633
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.50	1/19/26	126,936
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.45	1/22/26	72,264
Put USD vs. Call INR	Citibank, N.A.	USD	26,870,000	INR	84.75	4/2/25	7,121
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	118,476
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	63,416
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	61,675
Put USD vs. Call MXN (Digital Option)	Goldman Sachs International	USD	1,120,000	MXN	19.25	4/24/25	85,877
Put USD vs. Call MXN (Digital Option)	JPMorgan Chase Bank, N.A.	USD	2,760,000	MXN	19.25	7/18/25	356,633
Put USD vs. Call MXN (Digital Option)	UBS AG	USD	720,000	MXN	19.25	10/22/25	113,384
Total							$1,122,415

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	11,000,000	CNH	7.80	1/20/26	$ (56,771)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	7.80	1/19/26	(61,656)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	7.80	1/22/26	(31,158)
Put USD vs. Call CNH	Deutsche Bank AG	USD	11,000,000	CNH	6.80	1/20/26	(60,423)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	12,000,000	CNH	6.85	1/19/26	(81,756)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	6,000,000	CNH	6.80	1/22/26	(33,522)
Total							$(325,286)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	53,195,005	USD	8,999,279	2/4/25	$ 103,143
BRL	43,100,000	USD	7,291,453	2/4/25	83,569
BRL	5,100,000	USD	839,769	2/4/25	32,914
BRL	3,100,000	USD	507,250	2/4/25	23,204
BRL	187,374,475	USD	32,041,327	2/4/25	21,109
BRL	14,143,000	USD	2,416,632	2/4/25	3,436
BRL	315,806,018	USD	54,116,219	2/4/25	(77,321)
USD	4,767,209	BRL	27,820,000	2/4/25	6,811
USD	1,989,752	BRL	11,600,000	2/4/25	4,827
USD	1,033,928	BRL	6,050,938	2/4/25	(1,474)
USD	9,096,429	BRL	53,195,005	2/4/25	(5,993)
USD	4,008,084	BRL	23,480,000	2/4/25	(9,677)
USD	901,048	BRL	5,500,000	2/4/25	(40,080)
USD	3,939,155	BRL	23,348,000	2/4/25	(56,020)
USD	2,521,191	BRL	15,675,000	2/4/25	(161,024)
USD	2,521,130	BRL	15,675,000	2/4/25	(161,085)
USD	2,520,753	BRL	15,675,000	2/4/25	(161,462)
USD	2,617,612	BRL	16,300,000	2/4/25	(171,550)
USD	2,497,550	BRL	15,675,000	2/4/25	(184,665)
USD	4,989,991	BRL	30,386,000	2/4/25	(209,486)
USD	61,146,459	BRL	361,438,555	2/4/25	(700,814)
IDR	28,886,200,000	USD	1,778,937	2/10/25	(7,499)
IDR	42,809,200,000	USD	2,636,489	2/10/25	(11,228)
IDR	55,781,700,000	USD	3,438,052	2/10/25	(17,256)
IDR	56,300,600,000	USD	3,470,205	2/10/25	(17,587)
CLP	2,891,985,869	USD	2,957,343	3/19/25	(10,409)
CLP	20,436,372,247	USD	20,876,327	3/19/25	(51,662)
COP	214,886,012,187	USD	48,956,226	3/19/25	1,840,734
COP	13,760,000,000	USD	3,074,929	3/19/25	177,801
COP	1,600,000,000	USD	357,199	3/19/25	21,025

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	2,340,000,000	USD	539,603	3/19/25	$ 13,550
EUR	3,394,118	USD	3,507,946	3/19/25	20,250
EUR	3,035,325	USD	3,137,121	3/19/25	18,109
EUR	2,767,959	USD	2,860,788	3/19/25	16,514
EUR	605,359	USD	625,661	3/19/25	3,612
EUR	1,326,966	USD	1,395,569	3/19/25	(16,183)
EUR	10,518,605	USD	11,062,403	3/19/25	(128,281)
EUR	23,960,071	USD	25,198,776	3/19/25	(292,208)
EUR	255,106,386	USD	268,295,060	3/19/25	(3,111,185)
IDR	15,000,000,000	USD	915,609	3/19/25	2,155
IDR	14,395,576,092	USD	886,569	3/19/25	(5,786)
IDR	58,786,400,000	USD	3,617,157	3/19/25	(20,353)
IDR	15,360,000,000	USD	964,158	3/19/25	(24,367)
IDR	34,459,000,000	USD	2,163,695	3/19/25	(55,345)
IDR	85,191,113,280	USD	5,269,119	3/19/25	(56,761)
IDR	1,016,544,951,914	USD	63,822,016	3/19/25	(1,625,434)
INR	177,000,000	USD	2,033,959	3/19/25	1,848
INR	38,000,000	USD	436,651	3/19/25	415
INR	17,663,537	USD	206,303	3/19/25	(3,142)
INR	44,000,000	USD	516,431	3/19/25	(10,354)
INR	124,000,000	USD	1,453,543	3/19/25	(27,327)
INR	920,000,000	USD	10,658,880	3/19/25	(77,281)
INR	679,797,363	USD	7,939,758	3/19/25	(120,907)
INR	691,000,000	USD	8,109,624	3/19/25	(161,923)
INR	873,456,000	USD	10,229,978	3/19/25	(183,717)
INR	1,000,000,000	USD	11,738,467	3/19/25	(236,730)
INR	1,129,000,000	USD	13,251,423	3/19/25	(265,961)
INR	1,241,000,000	USD	14,567,523	3/19/25	(293,867)
INR	1,612,644,000	USD	18,927,080	3/19/25	(378,872)
PEN	43,868,218	USD	11,706,308	3/19/25	63,118
PEN	19,311,000	USD	5,157,164	3/19/25	23,794
PEN	5,702,600	USD	1,517,133	3/19/25	12,820
PEN	4,000,000	USD	1,067,179	3/19/25	5,983
PEN	43,000	USD	11,479	3/19/25	58
PEN	3,000	USD	801	3/19/25	4
TWD	110,000,000	USD	3,397,851	3/19/25	(57,140)
TWD	98,587,000	USD	3,053,363	3/19/25	(59,266)
TWD	122,300,000	USD	3,777,303	3/19/25	(63,039)
TWD	129,348,000	USD	4,004,892	3/19/25	(76,580)
TWD	184,000,000	USD	5,699,309	3/19/25	(111,210)
TWD	184,000,000	USD	5,699,380	3/19/25	(111,280)
TWD	217,000,000	USD	6,728,056	3/19/25	(137,744)
TWD	270,000,000	USD	8,376,379	3/19/25	(176,450)
USD	5,594,968	CLP	5,477,057,685	3/19/25	13,846

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,323,439	CLP	1,291,200,000	3/19/25	$ 7,706
USD	1,419,688	CLP	1,410,000,000	3/19/25	(17,102)
USD	294,645	COP	1,293,302,166	3/19/25	(11,079)
USD	1,297,012	COP	5,740,000,000	3/19/25	(59,869)
USD	1,505,642	COP	6,650,000,000	3/19/25	(66,353)
USD	2,550,979	COP	11,197,140,625	3/19/25	(95,916)
USD	4,165,309	COP	18,283,000,000	3/19/25	(156,614)
USD	2,575,747	COP	11,580,000,000	3/19/25	(161,653)
USD	4,388,723	COP	19,263,640,000	3/19/25	(165,014)
USD	4,954,066	COP	21,745,130,000	3/19/25	(186,271)
USD	54,294,237	EUR	51,625,277	3/19/25	629,603
USD	41,643,192	EUR	39,596,123	3/19/25	482,900
USD	26,558,442	EUR	25,252,899	3/19/25	307,975
USD	25,723,808	EUR	24,459,294	3/19/25	298,297
USD	23,513,279	EUR	22,357,428	3/19/25	272,663
USD	21,513,070	EUR	20,455,545	3/19/25	249,468
USD	11,062,403	EUR	10,518,605	3/19/25	128,281
USD	7,992,910	EUR	7,600,000	3/19/25	92,687
USD	6,781,437	EUR	6,448,079	3/19/25	78,638
USD	6,388,088	EUR	6,074,066	3/19/25	74,077
USD	6,229,893	EUR	5,923,648	3/19/25	72,243
USD	3,564,640	EUR	3,389,412	3/19/25	41,336
USD	3,192,247	EUR	3,035,325	3/19/25	37,018
USD	1,652,716	EUR	1,571,473	3/19/25	19,165
USD	739,740	EUR	703,376	3/19/25	8,578
USD	771,984	EUR	746,934	3/19/25	(4,456)
USD	2,010,301	EUR	1,945,069	3/19/25	(11,604)
USD	3,325,528	EUR	3,217,619	3/19/25	(19,197)
USD	4,769,008	EUR	4,614,259	3/19/25	(27,529)
USD	34,933,551	EUR	33,800,000	3/19/25	(201,654)
USD	34,429,872	IDR	548,392,458,198	3/19/25	876,868
USD	10,935,559	IDR	174,179,500,000	3/19/25	278,509
USD	2,626,692	IDR	41,837,444,608	3/19/25	66,897
USD	3,124,746	IDR	50,000,000,000	3/19/25	65,532
USD	1,031,940	IDR	16,500,000,000	3/19/25	22,399
USD	1,273,343	IDR	20,586,142,080	3/19/25	13,795
USD	3,226,824	IDR	52,554,000,000	3/19/25	11,345
USD	1,107,251	IDR	17,983,520,000	3/19/25	6,942
USD	859,259	IDR	13,940,700,000	3/19/25	6,307
USD	1,589,223	IDR	25,900,000,000	3/19/25	4,550
USD	509,132	IDR	8,295,000,000	3/19/25	1,609
USD	642,330	IDR	10,490,400,000	3/19/25	482
USD	594,705	IDR	9,730,858,044	3/19/25	(671)
USD	5,202,606	IDR	85,191,113,280	3/19/25	(9,752)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,473,281	INR	466,340,000	3/19/25	$ 109,561
USD	5,145,420	INR	439,000,000	3/19/25	96,157
USD	5,156,572	INR	440,000,000	3/19/25	95,808
USD	2,090,455	INR	178,000,000	3/19/25	43,146
USD	2,237,535	INR	191,000,000	3/19/25	40,703
USD	1,656,458	INR	144,000,000	3/19/25	207
USD	8,544,551	INR	743,000,000	3/19/25	(1,240)
USD	9,510,448	INR	827,000,000	3/19/25	(1,489)
USD	185,539	PEN	700,000	3/19/25	(2,265)
USD	1,204,787	PEN	4,500,000	3/19/25	(2,520)
USD	5,187,597	PEN	19,357,000	3/19/25	(5,702)
USD	1,004,392	PEN	3,790,274	3/19/25	(12,502)
USD	1,399,343	PEN	5,280,281	3/19/25	(17,306)
USD	2,834,176	PEN	10,694,762	3/19/25	(35,127)
USD	9,922,668	PEN	37,184,208	3/19/25	(53,501)
USD	28,997,557	PEN	108,665,444	3/19/25	(156,348)
USD	8,414,850	TWD	273,900,000	3/19/25	96,478
USD	2,175,720	TWD	70,000,000	3/19/25	49,813
USD	1,065,903	TWD	35,000,000	3/19/25	2,950
BRL	361,438,555	USD	60,493,529	4/2/25	704,938
BRL	23,348,000	USD	3,896,899	4/2/25	56,364
BRL	5,350,000	USD	901,144	4/2/25	4,714
USD	1,156,825	BRL	7,100,000	4/2/25	(45,341)
USD	1,277,460	BRL	7,900,000	4/2/25	(60,161)
USD	7,213,594	BRL	43,100,000	4/2/25	(84,061)
USD	8,903,183	BRL	53,195,005	4/2/25	(103,750)
USD	19,617,460	BRL	124,000,000	7/1/25	(923,140)
					$(4,672,814)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	674,487	USD	12,897	Citibank, N.A.	2/3/25	$ 531	$ —
EGP	674,487	USD	13,432	Goldman Sachs International	2/3/25	—	(4)
KZT	5,604,503,000	USD	10,885,701	Citibank, N.A.	2/3/25	—	(81,319)
USD	13,432	EGP	674,487	Citibank, N.A.	2/3/25	4	—
USD	13,409	EGP	674,487	Goldman Sachs International	2/3/25	—	(19)
IDR	10,445,732,496	USD	640,253	BNP Paribas	2/5/25	505	—
EUR	966,114	USD	1,004,885	Standard Chartered Bank	2/7/25	—	(2,504)
IDR	44,222,300,000	USD	2,724,244	Standard Chartered Bank	2/10/25	—	(12,325)
KZT	62,105,626	USD	120,243	ICBC Standard Bank plc	2/10/25	—	(695)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	62,045,505	USD	120,243	ICBC Standard Bank plc	2/10/25	$ —	$ (811)
KZT	124,042,912	USD	240,486	ICBC Standard Bank plc	2/10/25	—	(1,714)
TRY	285,118,714	USD	6,655,821	Standard Chartered Bank	2/10/25	1,257,379	—
TRY	181,859,880	USD	4,201,972	Standard Chartered Bank	2/10/25	845,377	—
TRY	126,686,971	USD	3,470,238	Standard Chartered Bank	2/10/25	45,839	—
TRY	129,762,900	USD	3,557,447	Standard Chartered Bank	2/10/25	43,999	—
TRY	108,236,519	USD	2,966,481	Standard Chartered Bank	2/10/25	37,521	—
TRY	106,208,352	USD	2,910,615	Standard Chartered Bank	2/10/25	37,097	—
USD	2,583,043	TRY	110,651,103	Standard Chartered Bank	2/10/25	—	(487,974)
USD	8,782,959	TRY	356,327,491	Standard Chartered Bank	2/10/25	—	(1,106,573)
UZS	17,294,881,000	USD	1,235,349	ICBC Standard Bank plc	2/10/25	94,490	—
KZT	61,917,777	USD	119,245	ICBC Standard Bank plc	2/11/25	—	(87)
KZT	61,798,532	USD	119,245	ICBC Standard Bank plc	2/11/25	—	(317)
TRY	113,591,511	USD	3,131,014	Standard Chartered Bank	2/12/25	16,103	—
TRY	64,812,319	USD	1,785,316	Standard Chartered Bank	2/12/25	10,346	—
TRY	34,152,388	USD	940,798	Standard Chartered Bank	2/12/25	5,413	—
TRY	25,117,893	USD	691,873	Standard Chartered Bank	2/12/25	4,033	—
EGP	248,140,782	USD	4,121,940	Citibank, N.A.	2/13/25	797,062	—
KZT	309,026,789	USD	614,412	Societe Generale	2/13/25	—	(20,004)
USD	4,293,763	EGP	221,000,000	JPMorgan Chase Bank, N.A.	2/13/25	—	(87,215)
UZS	25,825,093,957	USD	1,838,085	JPMorgan Chase Bank, N.A.	2/13/25	146,507	—
EGP	205,001,437	USD	3,921,971	Citibank, N.A.	2/18/25	132,245	—
EGP	185,978,360	USD	3,553,953	Goldman Sachs International	2/18/25	124,053	—
TRY	51,165,137	USD	1,395,982	Standard Chartered Bank	2/18/25	14,045	—
USD	7,712,546	EGP	390,979,797	HSBC Bank USA, N.A.	2/18/25	—	(19,676)
UZS	30,130,540,638	USD	2,142,997	JPMorgan Chase Bank, N.A.	2/18/25	170,220	—
EUR	7,935,827	HUF	3,278,173,431	BNP Paribas	2/19/25	—	(89,344)
HUF	12,843,091,349	EUR	31,090,652	BNP Paribas	2/19/25	350,030	—
TRY	328,381,697	USD	8,981,871	Standard Chartered Bank	2/19/25	59,782	—
USD	6,309,377	TRY	230,673,981	Standard Chartered Bank	2/19/25	—	(41,994)
EGP	83,125,788	USD	1,373,980	Citibank, N.A.	2/20/25	268,405	—
EGP	51,029,616	USD	824,388	Citibank, N.A.	2/20/25	183,846	—
EGP	42,936,874	USD	686,990	Citibank, N.A.	2/20/25	161,349	—
KZT	715,646,293	USD	1,362,046	Citibank, N.A.	2/24/25	10,727	—
KZT	709,081,231	USD	1,362,046	Citibank, N.A.	2/24/25	—	(1,866)
KZT	1,437,487,000	USD	2,842,737	Citibank, N.A.	2/24/25	—	(85,309)
NGN	2,559,361,560	USD	1,390,957	Standard Chartered Bank	2/24/25	328,383	—
NGN	1,297,067,747	USD	695,479	Standard Chartered Bank	2/24/25	175,872	—
EGP	36,017,503	USD	693,208	HSBC Bank USA, N.A.	2/25/25	16,741	—
NGN	1,986,410,801	USD	1,200,974	JPMorgan Chase Bank, N.A.	2/25/25	133,307	—
EGP	20,526,642	USD	379,771	Goldman Sachs International	2/26/25	24,643	—
EGP	44,860,446	USD	686,990	Citibank, N.A.	2/27/25	196,431	—
EGP	38,627,467	USD	695,990	HSBC Bank USA, N.A.	2/27/25	64,687	—
TRY	194,164,548	USD	5,289,549	Standard Chartered Bank	2/28/25	14,338	—

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	68,143,113	USD	1,855,158	Standard Chartered Bank	2/28/25	$ 6,270	$ —
TRY	53,857,234	USD	1,466,612	Standard Chartered Bank	2/28/25	4,576	—
TRY	101,590,260	USD	2,772,871	Standard Chartered Bank	2/28/25	2,214	—
TRY	13,119,627	USD	357,142	Standard Chartered Bank	2/28/25	1,239	—
TRY	16,400,151	USD	446,905	Standard Chartered Bank	2/28/25	1,089	—
UZS	30,563,104,986	USD	2,171,446	ICBC Standard Bank plc	2/28/25	170,456	—
KZT	5,604,503,000	USD	10,732,484	Citibank, N.A.	3/3/25	—	(78)
EGP	43,600,000	USD	826,540	Goldman Sachs International	3/4/25	30,041	—
TRY	152,704,170	USD	4,144,535	Standard Chartered Bank	3/4/25	12,206	—
TRY	36,725,098	USD	997,756	Standard Chartered Bank	3/4/25	1,934	—
TRY	25,374,625	USD	689,533	Standard Chartered Bank	3/4/25	1,186	—
TRY	29,698,704	USD	807,366	Standard Chartered Bank	3/4/25	1,059	—
TRY	19,831,428	USD	539,210	Standard Chartered Bank	3/4/25	619	—
UZS	10,812,501,201	USD	773,980	ICBC Standard Bank plc	3/5/25	53,810	—
KZT	128,876,253	USD	241,319	Deutsche Bank AG	3/6/25	5,286	—
KZT	239,766,066	USD	446,492	JPMorgan Chase Bank, N.A.	3/6/25	12,300	—
KZT	236,082,510	USD	441,606	JPMorgan Chase Bank, N.A.	3/6/25	10,138	—
KZT	110,015,000	USD	205,509	Citibank, N.A.	3/11/25	4,750	—
KZT	125,666,714	USD	241,319	Deutsche Bank AG	3/11/25	—	(1,146)
KZT	56,283,843	USD	106,578	JPMorgan Chase Bank, N.A.	3/11/25	991	—
KZT	104,036,687	USD	196,667	Goldman Sachs International	3/12/25	2,119	—
KZT	125,543,764	USD	234,267	Deutsche Bank AG	3/13/25	5,554	—
KZT	101,287,745	USD	189,323	Goldman Sachs International	3/17/25	3,977	—
KZT	101,240,415	USD	189,323	Goldman Sachs International	3/17/25	3,886	—
UZS	10,003,988,251	USD	709,251	JPMorgan Chase Bank, N.A.	3/17/25	54,652	—
KZT	101,619,061	USD	189,323	Goldman Sachs International	3/18/25	4,562	—
KZT	101,477,068	USD	189,323	Goldman Sachs International	3/18/25	4,291	—
CLP	2,440,882,840	USD	2,445,774	Societe Generale	3/19/25	41,485	—
CNH	20,000,000	USD	2,754,068	Barclays Bank PLC	3/19/25	—	(18,271)
CNH	424,103,816	USD	58,400,544	Barclays Bank PLC	3/19/25	—	(387,441)
CNH	661,171,267	USD	91,045,542	Barclays Bank PLC	3/19/25	—	(604,014)
CNH	7,200,000	USD	981,974	Goldman Sachs International	3/19/25	2,913	—
CNH	5,920,000	USD	817,608	Standard Chartered Bank	3/19/25	—	(7,812)
CZK	11,000,000	EUR	435,849	Citibank, N.A.	3/19/25	326	—
CZK	10,000,000	EUR	395,223	Goldman Sachs International	3/19/25	1,339	—
CZK	1,567,550,597	EUR	62,330,534	Goldman Sachs International	3/19/25	—	(182,317)
EUR	1,586,893	CZK	40,000,000	Bank of America, N.A.	3/19/25	881	—
EUR	2,819,992	CZK	71,000,000	BNP Paribas	3/19/25	4,950	—
EUR	6,535,688	CZK	164,366,029	Goldman Sachs International	3/19/25	19,117	—
EUR	5,606,982	CZK	141,010,000	Goldman Sachs International	3/19/25	16,400	—
EUR	3,716,977	CZK	93,478,255	Goldman Sachs International	3/19/25	10,872	—
EUR	1,714,568	HUF	718,000,000	Bank of America, N.A.	3/19/25	—	(38,913)
EUR	1,045,758	HUF	433,000,000	Citibank, N.A.	3/19/25	—	(11,239)
EUR	724,671	HUF	296,999,999	HSBC Bank USA, N.A.	3/19/25	—	(45)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,145,426	PLN	9,200,000	Bank of America, N.A.	3/19/25	$ —	$ (28,675)
EUR	3,046,015	PLN	13,100,000	Bank of America, N.A.	3/19/25	—	(50,066)
EUR	6,231,037	PLN	26,805,424	Barclays Bank PLC	3/19/25	—	(104,282)
EUR	7,522,223	PLN	32,360,000	Barclays Bank PLC	3/19/25	—	(125,891)
EUR	22,468,190	PLN	96,656,356	Barclays Bank PLC	3/19/25	—	(376,024)
EUR	4,088,804	PLN	17,718,000	Citibank, N.A.	3/19/25	—	(99,928)
EUR	2,794,195	PLN	12,020,000	JPMorgan Chase Bank, N.A.	3/19/25	—	(46,665)
EUR	1,113,479	RON	5,570,000	Bank of America, N.A.	3/19/25	—	(2,075)
EUR	1,115,677	RON	5,600,000	Bank of America, N.A.	3/19/25	—	(6,035)
EUR	869,923	RON	4,360,000	Goldman Sachs International	3/19/25	—	(3,359)
EUR	43,948,951	RON	220,425,964	Goldman Sachs International	3/19/25	—	(202,316)
KZT	1,082,238,000	USD	2,015,716	Goldman Sachs International	3/19/25	48,651	—
KZT	113,842,693	USD	213,368	JPMorgan Chase Bank, N.A.	3/19/25	3,786	—
MXN	22,000,000	USD	1,071,430	Bank of America, N.A.	3/19/25	—	(16,703)
MXN	397,127,786	USD	19,340,670	Bank of America, N.A.	3/19/25	—	(301,508)
MXN	73,000,000	USD	3,562,946	Barclays Bank PLC	3/19/25	—	(63,169)
MXN	11,321,000	USD	547,797	Goldman Sachs International	3/19/25	—	(5,044)
MXN	32,543,000	USD	1,574,681	Goldman Sachs International	3/19/25	—	(14,500)
MXN	1,446,037,000	USD	69,970,415	Goldman Sachs International	3/19/25	—	(644,284)
MXN	19,000,000	USD	916,738	JPMorgan Chase Bank, N.A.	3/19/25	—	(5,837)
MXN	4,756,346	USD	229,154	Standard Chartered Bank	3/19/25	—	(1,124)
MXN	13,673,002	USD	658,745	Standard Chartered Bank	3/19/25	—	(3,232)
MXN	607,551,672	USD	29,270,946	Standard Chartered Bank	3/19/25	—	(143,609)
MXN	15,790,000	USD	763,193	State Street Bank and Trust Company	3/19/25	—	(6,186)
MYR	3,670,000	USD	832,426	Barclays Bank PLC	3/19/25	—	(6,641)
MYR	81,139,000	USD	18,400,535	Barclays Bank PLC	3/19/25	—	(143,495)
MYR	137,425,000	USD	31,164,958	Barclays Bank PLC	3/19/25	—	(243,037)
MYR	42,786,045	USD	9,706,453	Credit Agricole Corporate and Investment Bank	3/19/25	—	(79,189)
MYR	59,658,000	USD	13,527,891	Credit Agricole Corporate and Investment Bank	3/19/25	—	(104,278)
MYR	72,465,710	USD	16,439,589	Credit Agricole Corporate and Investment Bank	3/19/25	—	(134,121)
MYR	101,041,000	USD	22,911,791	Credit Agricole Corporate and Investment Bank	3/19/25	—	(176,613)
MYR	4,500,000	USD	1,002,540	Goldman Sachs International	3/19/25	10,003	—
MYR	4,600,000	USD	1,043,794	Goldman Sachs International	3/19/25	—	(8,751)
PLN	2,600,000	EUR	606,316	Bank of America, N.A.	3/19/25	8,103	—
PLN	230,383,802	EUR	53,553,716	Barclays Bank PLC	3/19/25	896,266	—
PLN	16,122,277	EUR	3,747,693	Barclays Bank PLC	3/19/25	62,721	—
PLN	6,500,000	EUR	1,510,953	Barclays Bank PLC	3/19/25	25,287	—
PLN	2,310,000	EUR	534,032	Barclays Bank PLC	3/19/25	12,040	—
PLN	105,996,072	EUR	24,751,558	UBS AG	3/19/25	295,612	—
RON	3,223,000	EUR	642,480	Bank of America, N.A.	3/19/25	3,091	—
RON	156,375,797	EUR	31,178,506	Goldman Sachs International	3/19/25	143,528	—

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
SGD	17,598,000	USD	13,111,701	Barclays Bank PLC	3/19/25	$ —	$ (139,475)
SGD	15,313,989	USD	11,460,611	Barclays Bank PLC	3/19/25	—	(172,026)
SGD	11,000,000	USD	8,237,942	Standard Chartered Bank	3/19/25	—	(129,379)
SGD	11,000,000	USD	8,243,714	Standard Chartered Bank	3/19/25	—	(135,152)
THB	3,165,840,220	USD	93,243,960	Standard Chartered Bank	3/19/25	1,010,368	—
THB	475,335,687	USD	14,000,132	Standard Chartered Bank	3/19/25	151,702	—
THB	31,900,000	USD	921,212	Standard Chartered Bank	3/19/25	28,524	—
THB	30,200,000	USD	889,870	Standard Chartered Bank	3/19/25	9,253	—
USD	1,037,946	CNH	7,500,000	Bank of America, N.A.	3/19/25	12,022	—
USD	2,613,130	CNH	19,180,000	Bank of America, N.A.	3/19/25	—	(10,500)
USD	18,727,665	CNH	136,000,000	Barclays Bank PLC	3/19/25	124,243	—
USD	11,291,680	CNH	82,000,000	Barclays Bank PLC	3/19/25	74,911	—
USD	4,268,806	CNH	31,000,000	Barclays Bank PLC	3/19/25	28,320	—
USD	4,131,102	CNH	30,000,000	Barclays Bank PLC	3/19/25	27,407	—
USD	2,616,365	CNH	19,000,000	Barclays Bank PLC	3/19/25	17,357	—
USD	1,501,879	CNH	11,000,000	Barclays Bank PLC	3/19/25	—	(2,809)
USD	1,892,310	CNH	13,900,000	BNP Paribas	3/19/25	—	(9,069)
USD	11,208,327	CNH	81,000,000	Standard Chartered Bank	3/19/25	128,348	—
USD	6,780,346	CNH	49,000,000	Standard Chartered Bank	3/19/25	77,643	—
USD	7,655,275	CNH	55,400,000	Standard Chartered Bank	3/19/25	77,117	—
USD	4,601,456	CNH	33,300,000	Standard Chartered Bank	3/19/25	46,353	—
USD	2,629,114	CNH	19,000,000	Standard Chartered Bank	3/19/25	30,106	—
USD	2,490,739	CNH	18,000,000	Standard Chartered Bank	3/19/25	28,522	—
USD	1,660,493	CNH	12,000,000	Standard Chartered Bank	3/19/25	19,014	—
USD	2,206,388	CNH	16,000,000	Standard Chartered Bank	3/19/25	17,751	—
USD	1,754,910	CNH	12,700,000	Standard Chartered Bank	3/19/25	17,678	—
USD	1,672,001	CNH	12,100,000	Standard Chartered Bank	3/19/25	16,843	—
USD	1,105,455	CNH	8,000,000	Standard Chartered Bank	3/19/25	11,136	—
USD	1,511,015	CNH	10,970,000	Standard Chartered Bank	3/19/25	10,431	—
USD	9,702,480	CNH	70,495,515	UBS AG	3/19/25	59,408	—
USD	5,768,489	CNH	41,912,234	UBS AG	3/19/25	35,321	—
USD	2,197,992	CNH	15,970,000	UBS AG	3/19/25	13,458	—
USD	2,047,422	CNH	14,876,000	UBS AG	3/19/25	12,536	—
USD	1,446,007	CNH	10,506,280	UBS AG	3/19/25	8,854	—
USD	2,632,159	CNH	19,320,000	UBS AG	3/19/25	—	(10,621)
USD	51,307	JPY	8,064,671	Barclays Bank PLC	3/19/25	—	(947)
USD	56,884,298	MXN	1,175,594,004	Goldman Sachs International	3/19/25	523,788	—
USD	10,761,426	MXN	222,400,000	Goldman Sachs International	3/19/25	99,091	—
USD	1,117,367	MXN	23,000,000	Goldman Sachs International	3/19/25	14,697	—
USD	317,234	MXN	6,556,095	Goldman Sachs International	3/19/25	2,921	—
USD	2,103,674	MXN	43,600,000	JPMorgan Chase Bank, N.A.	3/19/25	13,396	—
USD	1,175,885	MXN	24,500,000	JPMorgan Chase Bank, N.A.	3/19/25	1,302	—
USD	1,396,151	MXN	29,180,000	State Street Bank and Trust Company	3/19/25	—	(2,801)
USD	10,937,500	MYR	48,230,000	Barclays Bank PLC	3/19/25	85,295	—

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,030,187	MYR	4,590,000	Barclays Bank PLC	3/19/25	$ —	$ (2,606)
USD	2,202,986	MYR	9,900,000	Goldman Sachs International	3/19/25	—	(24,607)
USD	3,791,258	MYR	17,000,000	Goldman Sachs International	3/19/25	—	(33,903)
USD	1,950,998	MYR	8,600,000	State Street Bank and Trust Company	3/19/25	15,917	—
USD	5,277,934	MYR	23,500,000	State Street Bank and Trust Company	3/19/25	—	(9,788)
USD	3,065,906	MYR	13,700,000	State Street Bank and Trust Company	3/19/25	—	(16,723)
USD	1,625,300	SGD	2,200,000	Bank of America, N.A.	3/19/25	3,588	—
USD	1,477,242	SGD	2,010,000	Citibank, N.A.	3/19/25	—	(4,414)
USD	3,070,294	SGD	4,180,000	HSBC Bank USA, N.A.	3/19/25	—	(10,959)
USD	4,763,215	SGD	6,490,000	Standard Chartered Bank	3/19/25	—	(20,837)
USD	5,665,319	SGD	7,720,000	Standard Chartered Bank	3/19/25	—	(25,417)
USD	2,269,231	SGD	3,040,000	UBS AG	3/19/25	28,319	—
USD	3,207,177	THB	109,000,000	Standard Chartered Bank	3/19/25	—	(38,003)
USD	1,766,957	THB	61,400,000	Standard Chartered Bank	3/19/25	—	(61,062)
USD	4,232,248	THB	144,758,000	Standard Chartered Bank	3/19/25	—	(77,530)
USD	10,541,113	THB	357,900,000	Standard Chartered Bank	3/19/25	—	(114,391)
USD	22,388,747	THB	760,160,000	Standard Chartered Bank	3/19/25	—	(242,961)
USD	1,717,506	VND	44,139,900,000	JPMorgan Chase Bank, N.A.	3/19/25	—	(40,743)
USD	1,971,258	ZAR	35,900,000	Goldman Sachs International	3/19/25	56,755	—
USD	112,187,575	ZAR	2,020,038,258	HSBC Bank USA, N.A.	3/19/25	4,461,405	—
USD	43,899,696	ZAR	790,453,533	HSBC Bank USA, N.A.	3/19/25	1,745,775	—
USD	14,955,654	ZAR	269,290,001	HSBC Bank USA, N.A.	3/19/25	594,747	—
USD	9,388,589	ZAR	169,050,000	HSBC Bank USA, N.A.	3/19/25	373,360	—
VND	25,079,000,000	USD	1,016,579	Citibank, N.A.	3/19/25	—	(17,593)
VND	19,060,900,000	USD	734,241	JPMorgan Chase Bank, N.A.	3/19/25	25,022	—
ZAR	12,500,000	USD	682,257	Goldman Sachs International	3/19/25	—	(15,647)
ZAR	1,538,389,819	USD	85,438,096	HSBC Bank USA, N.A.	3/19/25	—	(3,397,648)
ZAR	33,800,000	USD	1,774,983	JPMorgan Chase Bank, N.A.	3/19/25	27,529	—
ZAR	32,800,000	USD	1,826,844	JPMorgan Chase Bank, N.A.	3/19/25	—	(77,660)
ZAR	9,400,000	USD	493,374	Standard Chartered Bank	3/19/25	7,917	—
ZAR	45,581,155	USD	2,502,069	State Street Bank and Trust Company	3/19/25	—	(71,281)
UZS	9,327,056,677	USD	661,025	JPMorgan Chase Bank, N.A.	3/20/25	50,726	—
KES	187,756,384	USD	1,301,604	Citibank, N.A.	3/21/25	140,347	—
KES	35,751,010	USD	246,729	Standard Chartered Bank	3/21/25	27,835	—
USD	1,490,049	KES	223,507,393	Standard Chartered Bank	3/21/25	—	(226,466)
KZT	539,877,003	USD	1,023,367	JPMorgan Chase Bank, N.A.	3/31/25	3,476	—
USD	1,519,038	UYU	68,539,000	Goldman Sachs International	3/31/25	—	(50,194)
UYU	133,539,000	USD	3,107,365	Citibank, N.A.	3/31/25	—	(49,927)
KES	325,760,000	USD	2,231,233	Citibank, N.A.	4/4/25	264,324	—
USD	2,235,060	KES	325,760,000	Standard Chartered Bank	4/4/25	—	(260,497)
UZS	9,286,633,105	USD	653,988	JPMorgan Chase Bank, N.A.	4/4/25	52,244	—
EGP	376,303	USD	7,077	HSBC Bank USA, N.A.	4/8/25	203	—
TRY	135,270,000	USD	2,947,082	Standard Chartered Bank	4/8/25	623,305	—
TRY	121,610,000	USD	2,652,366	Standard Chartered Bank	4/8/25	557,472	—

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,011,653	TRY	256,880,000	Standard Chartered Bank	4/8/25	$ —	$ (768,572)
KES	94,450,871	USD	650,264	Citibank, N.A.	4/9/25	72,564	—
KES	90,729,144	USD	624,641	Citibank, N.A.	4/9/25	69,705	—
KES	5,549,129	USD	38,008	Citibank, N.A.	4/9/25	4,460	—
USD	1,306,364	KES	190,729,144	Standard Chartered Bank	4/9/25	—	(153,277)
ETB	17,252,000	USD	132,759	ICBC Standard Bank plc	4/11/25	—	(3,035)
KZT	730,752,056	USD	1,461,504	Bank of America, N.A.	4/11/25	—	(76,241)
USD	407,138	UYU	18,398,587	Goldman Sachs International	4/15/25	—	(13,250)
UYU	18,398,587	USD	433,827	Citibank, N.A.	4/15/25	—	(13,438)
UZS	8,271,042,722	USD	577,587	Standard Chartered Bank	4/15/25	49,575	—
KES	190,533,189	USD	1,305,022	Citibank, N.A.	4/16/25	151,053	—
KES	190,533,189	USD	1,443,433	Standard Chartered Bank	4/16/25	12,641	—
USD	1,421,890	KES	190,533,189	Standard Chartered Bank	4/16/25	—	(34,185)
USD	1,306,364	KES	190,533,189	Standard Chartered Bank	4/16/25	—	(149,711)
UZS	62,313,470,000	USD	4,374,410	ICBC Standard Bank plc	4/17/25	348,078	—
KZT	1,380,138,061	USD	2,581,507	JPMorgan Chase Bank, N.A.	4/24/25	23,325	—
USD	2,468,075	UZS	33,022,849,032	ICBC Standard Bank plc	4/25/25	—	(29,295)
UZS	33,022,849,032	USD	2,426,367	ICBC Standard Bank plc	4/25/25	71,004	—
KZT	845,975,414	USD	1,595,927	JPMorgan Chase Bank, N.A.	4/28/25	—	(1,406)
KZT	593,226,825	USD	1,124,334	JPMorgan Chase Bank, N.A.	4/28/25	—	(6,201)
MXN	75,100,000	USD	3,618,208	Standard Chartered Bank	4/28/25	—	(39,930)
USD	3,621,546	MXN	75,100,000	Goldman Sachs International	4/28/25	43,268	—
KZT	725,055,173	USD	1,363,270	JPMorgan Chase Bank, N.A.	4/30/25	2,419	—
KES	35,696,240	USD	243,660	Citibank, N.A.	5/5/25	28,206	—
KES	157,682,406	USD	1,095,017	Standard Chartered Bank	5/5/25	105,908	—
KES	157,682,406	USD	1,107,320	Standard Chartered Bank	5/5/25	93,604	—
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(110,574)
USD	625,821	KES	96,689,323	Standard Chartered Bank	5/5/25	—	(110,574)
USD	1,082,984	KES	157,682,406	Standard Chartered Bank	5/5/25	—	(117,941)
KZT	1,082,238,000	USD	2,082,028	JPMorgan Chase Bank, N.A.	5/30/25	—	(60,847)
KZT	1,082,238,000	USD	2,083,230	JPMorgan Chase Bank, N.A.	5/30/25	—	(62,049)
UZS	2,488,714,000	USD	173,520	JPMorgan Chase Bank, N.A.	6/9/25	12,748	—
EGP	570,620,000	USD	10,300,000	Societe Generale	6/18/25	427,328	—
UZS	4,158,722,000	USD	290,515	Standard Chartered Bank	6/23/25	19,717	—
USD	1,700,131	UZS	23,220,392,000	ICBC Standard Bank plc	6/26/25	—	(30,833)
UZS	23,220,392,000	USD	1,631,218	ICBC Standard Bank plc	6/26/25	99,746	—
USD	464,444	UZS	6,345,228,000	ICBC Standard Bank plc	6/27/25	—	(8,450)
UZS	6,345,228,000	USD	444,655	ICBC Standard Bank plc	6/27/25	28,238	—
USD	466,278	UZS	6,376,348,155	ICBC Standard Bank plc	6/30/25	—	(8,599)
UZS	6,376,348,155	USD	444,655	ICBC Standard Bank plc	6/30/25	30,222	—
USD	3,394,079	UZS	46,430,997,251	ICBC Standard Bank plc	7/1/25	—	(63,039)
UZS	46,430,997,251	USD	3,262,437	ICBC Standard Bank plc	7/1/25	194,682	—
EGP	929,966	USD	16,986	HSBC Bank USA, N.A.	7/8/25	357	—
USD	1,014,708	UZS	13,921,798,000	ICBC Standard Bank plc	7/10/25	—	(19,674)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	13,921,798,000	USD	971,853	Deutsche Bank AG	7/10/25	$ 62,529	$ —
MXN	143,843,000	USD	6,730,055	Standard Chartered Bank	7/22/25	40,834	—
USD	6,745,434	MXN	143,843,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(25,455)
USD	2,471,622	UZS	34,454,405,000	ICBC Standard Bank plc	8/29/25	—	(59,901)
UZS	17,227,202,000	USD	1,213,183	ICBC Standard Bank plc	8/29/25	52,578	—
UZS	17,227,203,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	8/29/25	52,578	—
USD	1,235,505	UZS	17,257,532,000	ICBC Standard Bank plc	9/4/25	—	(30,736)
UZS	17,257,532,000	USD	1,213,183	JPMorgan Chase Bank, N.A.	9/4/25	53,058	—
USD	568,282	UZS	7,947,418,000	ICBC Standard Bank plc	9/8/25	—	(14,310)
UZS	7,947,418,000	USD	557,714	Citibank, N.A.	9/8/25	24,878	—
USD	1,327,444	NGN	2,595,153,000	Goldman Sachs International	10/7/25	—	(262,977)
USD	1,288,366	NGN	2,500,783,000	JPMorgan Chase Bank, N.A.	10/10/25	—	(242,386)
EGP	370,000,000	USD	6,479,860	JPMorgan Chase Bank, N.A.	10/15/25	147,660	—
USD	1,921,925	NGN	3,766,972,180	JPMorgan Chase Bank, N.A.	10/15/25	—	(379,280)
MXN	38,563,500	USD	1,808,718	Bank of America, N.A.	10/24/25	—	(16,169)
USD	1,808,370	MXN	38,563,500	UBS AG	10/24/25	15,821	—
EGP	674,487	USD	12,088	Goldman Sachs International	10/27/25	—	(64)
UZS	25,583,110,000	USD	1,593,963	Standard Chartered Bank	3/25/26	195,785	—
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	60,211	—
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	32,887	—
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	21,046	—
						$22,321,981	$(14,853,698)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/10/25	COP	36,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	$ 8,632,580	$(310,048)
3/5/25	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	13,531,510	187,547
3/5/25	COP	67,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	15,933,413	232,803
3/14/25	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,280,618	43,624
3/14/25	COP	17,300,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,114,150	83,957
						$237,883
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	(29)	Short	3/6/25	$(3,986,813)	$ 95,223
Euro-Buxl	(23)	Short	3/6/25	(3,076,058)	258,893
Euro-Schatz	(45)	Short	3/6/25	(4,986,446)	11,033
U.S. 5-Year Treasury Note	(80)	Short	3/31/25	(8,511,250)	77,437
U.S. Ultra 10-Year Treasury Note	(52)	Short	3/20/25	(5,791,500)	133,781
					$576,367
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	79,775	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.65% (pays upon termination)	1/2/26	$ (529,523)	$ —	$ (529,523)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	(1,841,926)	—	(1,841,926)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(633,628)	—	(633,628)
BRL	44,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.23% (pays upon termination)	1/4/27	(350,835)	—	(350,835)
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(966,610)	—	(966,610)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(469,039)	—	(469,039)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(139,738)	—	(139,738)
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(217,292)	—	(217,292)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(50,971)	—	(50,971)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(147,250)	—	(147,250)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(194,250)	—	(194,250)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(90,805)	—	(90,805)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	$ (127,030)	$ —	$ (127,030)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(20,785)	—	(20,785)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(119,103)	—	(119,103)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(287,571)	—	(287,571)
CLP	11,447,420	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	273,178	—	273,178
CLP	514,550	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.33% (pays semi-annually)	12/18/34	16,569	—	16,569
CLP	477,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.35% (pays semi-annually)	12/18/34	14,618	—	14,618
CNY	450,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	1,556,105	—	1,556,105
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	238,915	—	238,915
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	802,832	—	802,832
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	169,768	—	169,768
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	170,863	—	170,863
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	448,073	—	448,073
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	299,778	—	299,778
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	175,370	—	175,370
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	147,804	—	147,804
CNY	100,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.34% (pays quarterly)	3/20/29	457,325	—	457,325
CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	157,536	—	157,536

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	$ 132,382	$ —	$ 132,382
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	(4,786)	—	(4,786)
COP	10,004,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	10,992	(9,781)	1,211
COP	10,004,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(10,568)	—	(10,568)
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(50,956)	—	(50,956)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	67,416	—	67,416
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(314,428)	—	(314,428)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	413,098	—	413,098
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	136,354	—	136,354
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	216,255	—	216,255
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	611,129	—	611,129
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/19/30	15,825	—	15,825
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	49,068	—	49,068
CZK	61,799	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	61,201	—	61,201
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	158,416	—	158,416
CZK	77,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	27,257	—	27,257
CZK	260,620	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	(101,035)	—	(101,035)
CZK	69,710	Pays	6-month CZK PRIBOR (pays semi-annually)	3.60% (pays annually)	12/18/34	(18,012)	—	(18,012)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	316,040	—	316,040
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(131,923)	—	(131,923)
HUF	3,510,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	(352,032)	—	(352,032)
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	70,063	—	70,063
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(133,373)	—	(133,373)
INR	866,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	(68,723)	—	(68,723)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	377,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	12/18/29	$ (29,549)	$ —	$ (29,549)
INR	509,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(24,606)	—	(24,606)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(86,677)	—	(86,677)
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	87,773	—	87,773
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(31,008)	—	(31,008)
INR	516,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	(33,118)	—	(33,118)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	(173,380)	—	(173,380)
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(222)	—	(222)
INR	194,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	41	—	41
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	1,191	—	1,191
INR	190,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	588	—	588
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	1,119	—	1,119
INR	265,700	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	10,397	—	10,397
INR	149,790	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	6,221	—	6,221
INR	172,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	8,155	—	8,155
INR	153,528	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	7,336	—	7,336
INR	318,460	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	15,522	—	15,522
INR	154,770	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	7,841	—	7,841
INR	155,359	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	7,834	—	7,834
INR	116,072	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	6,215	—	6,215
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	45,892	—	45,892
INR	211,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	18,954	—	18,954
INR	253,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	23,030	—	23,030
KRW	3,640,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(991)	—	(991)
KRW	7,423,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	(2,021)	—	(2,021)

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	2,969,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	$ 155	$ —	$ 155
KRW	2,841,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	9,363	—	9,363
KRW	3,735,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	13,218	—	13,218
KRW	7,495,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	28,347	—	28,347
KRW	1,916,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(989)	—	(989)
KRW	3,927,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(3,236)	—	(3,236)
KRW	1,566,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(2,255)	—	(2,255)
KRW	1,497,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(10,636)	—	(10,636)
KRW	1,987,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(14,179)	—	(14,179)
KRW	3,975,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(31,424)	—	(31,424)
MXN	151,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/12/25	15,801	—	15,801
MXN	266,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	12/15/25	29,562	—	29,562
MXN	347,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	6/5/26	52,565	—	52,565
MXN	223,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.00% (pays monthly)	6/22/26	24,524	—	24,524
MXN	211,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.04% (pays monthly)	7/6/26	34,513	—	34,513
MXN	191,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.99% (pays monthly)	7/20/26	22,965	—	22,965
MXN	293,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.56% (pays monthly)	10/16/26	119,981	(1,209)	118,772
MXN	151,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/16/26	62,663	(622)	62,041

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	300,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.54% (pays monthly)	10/19/26	$ 121,121	$ (1,351)	$ 119,770
MXN	266,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.57% (pays monthly)	10/19/26	110,398	(1,198)	109,200
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	104,921	(14,840)	90,081
MXN	134,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.06% (pays monthly)	1/8/27	38,193	—	38,193
MXN	133,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.07% (pays monthly)	1/8/27	39,574	—	39,574
MXN	130,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.02% (pays monthly)	1/11/27	33,775	—	33,775
MXN	152,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.90% (pays monthly)	12/12/29	26,946	—	26,946
MXN	28,760	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	1/29/30	(1,237)	—	(1,237)
MXN	72,340	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.78% (pays monthly)	1/29/30	(1,401)	—	(1,401)
MXN	404,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.88% (pays monthly)	11/24/34	(214,381)	—	(214,381)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(140,124)	—	(140,124)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(135,585)	—	(135,585)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(489,455)	—	(489,455)
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(36,559)	—	(36,559)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(245,406)	—	(245,406)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,071,642)	—	(1,071,642)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	283,057	—	283,057
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	697,743	—	697,743
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	8,514	—	8,514
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	59,503	—	59,503
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	280,571	—	280,571

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	$ 114,663	$ —	$ 114,663
PLN	9,675	Receives	6-month PLN WIBOR (pays semi-annually)	5.14% (pays annually)	12/18/34	(15,433)	—	(15,433)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	76,000	—	76,000
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(211,493)	—	(211,493)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(57,077)	—	(57,077)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	615,472	—	615,472
THB	27,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	33,188	—	33,188
THB	830,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.18% (pays semi-annually)	6/19/29	251,148	—	251,148
THB	60,900	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	(148)	—	(148)
THB	78,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	(501)	—	(501)
THB	164,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	2,381	—	2,381
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(152,450)	—	(152,450)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(158,557)	—	(158,557)
THB	678,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	454,022	—	454,022
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	20,888	—	20,888
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	7,267	—	7,267
ZAR	111,770	Pays	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	9/18/29	(4,182)	—	(4,182)
ZAR	111,770	Receives	3-month ZAR JIBAR (pays quarterly)	7.56% (pays quarterly)	12/18/29	5,917	(6,375)	(458)
ZAR	105,100	Pays	3-month ZAR JIBAR (pays quarterly)	7.76% (pays quarterly)	3/19/30	(9,582)	—	(9,582)
Total						$499,562	$(35,376)	$464,186

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$122,169
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	215,637
Bank of America, N.A.	MYR	22,574	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(14,717)
Bank of America, N.A.	MYR	20,428	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(14,813)
Bank of America, N.A.	MYR	77,843	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(52,376)
Bank of America, N.A.	MYR	9,850	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(1,206)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(47,248)
BNP Paribas	MYR	20,838	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(14,021)
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	124,124
Citibank, N.A.	MYR	22,732	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(15,295)
Citibank, N.A.	MYR	3,990	Pays	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	(406)
Citibank, N.A.	MYR	11,160	Pays	3-month MYR KLIBOR (pays quarterly)	3.53% (pays quarterly)	3/19/30	(788)
Goldman Sachs International	MYR	9,430	Receives	3-month MYR KLIBOR (pays quarterly)	3.52% (pays quarterly)	3/19/30	1,790
JPMorgan Chase Bank, N.A.	MYR	7,088	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	12/18/29	(4,769)
JPMorgan Chase Bank, N.A.	MYR	18,944	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(13,935)
JPMorgan Chase Bank, N.A.	MYR	24,153	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	12/18/29	(18,523)
JPMorgan Chase Bank, N.A.	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/19/30	207
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	(27,932)
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	8,143
Total							$246,041

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 57,353,966 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$9,669
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 109,473,675 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	41,366
				$51,035
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
TLREF	– Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
ETB	– Ethiopian Birr
EUR	– Euro
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee

JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som

VND	– Viet Nam Dong
ZAR	– South African Rand

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio entered into forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	1/8/25	On Demand(1)	4.95%	$22,222,789	$22,290,013
Total				$22,222,789	$22,290,013
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2025, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2025, the underlying collateral for all open reverse repurchase agreements was comprised of Sovereign Government Bonds having an aggregate market value of $22,511,586.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $56,299,241, which represents 6.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,727,085	$237,586,669	$(187,014,513)	$ —	$ —	$56,299,241	$610,954	56,299,241
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 58,154,505	$ —	$ 58,154,505
Loan Participation Notes	—	—	19,238,771	19,238,771
Sovereign Government Bonds	—	614,088,892	—	614,088,892
Short-Term Investments:
Affiliated Fund	56,299,241	—	—	56,299,241
Sovereign Government Securities	—	109,981,233	—	109,981,233
U.S. Treasury Obligations	—	16,437,470	—	16,437,470
Purchased Currency Options	—	1,122,415	—	1,122,415
Total Investments	$56,299,241	$799,784,515	$19,238,771	$875,322,527
Forward Foreign Currency Exchange Contracts	$ —	$ 30,293,339	$ —	$ 30,293,339
Non-Deliverable Bond Forward Contracts	—	547,931	—	547,931
Futures Contracts	576,367	—	—	576,367
Swap Contracts	—	11,784,363	—	11,784,363
Total	$56,875,608	$842,410,148	$19,238,771	$918,524,527
Liability Description
Written Currency Options	$ —	$ (325,286)	$ —	$ (325,286)
Forward Foreign Currency Exchange Contracts	—	(27,497,870)	—	(27,497,870)
Non-Deliverable Bond Forward Contracts	—	(310,048)	—	(310,048)
Swap Contracts	—	(10,987,725)	—	(10,987,725)
Total	$ —	$(39,120,929)	$ —	$(39,120,929)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Loan Participation Notes
Balance as of October 31, 2024	$19,425,118
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(300,439)
Cost of purchases	—
Proceeds from sales, including return of capital	—
Accrued discount (premium)	114,092
Transfers to Level 3	—

Emerging Markets Local Income Portfolio
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Loan Participation Notes
Transfers from Level 3	—
Balance as of January 31, 2025	$19,238,771
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025	$ (300,439)
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2025:
Type of Investment	Fair Value as of January 31, 2025	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$19,238,771	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.42% - 5.41%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 5.09% based on relative principal amounts.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.